2010 Main Street Suite 500 Irvine, CA 92614-7269 +1 949 442 6000 Main +1 949 442 6010 Fax www.dechert.com

JOSEPH P. KELLY II joseph.kelly@dechert.com +1 949 442 6027 Direct +1 949 681 8657 Fax

May 2, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust

Securities Act File No. 333-148826

Post-Effective Amendment No. 32

Investment Company Act File No. 811-22175

Amendment No. 33

Ladies and Gentlemen:

On behalf of ALPS ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add the Alerian Plus MLP Infrastructure ETF and Alerian Natural Gas MLP ETF, newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Joseph P. Kelly at (949) 442-6027.

Very truly yours,

/s/ Joseph P. Kelly

Joseph P. Kelly

US   Austin   Boston   Charlotte   Hartford   New York   Orange County   Philadelphia   Princeton   San Francisco   Silicon Valley

Washington DC   EUROPE   Brussels   London   Luxembourg   Moscow   Munich   Paris   ASIA   Beijing   Hong Kong